Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, January 1, 2015	4,868,237	2.20	3.77	6.89	166,299
Granted	—
Exercised	(2,228,172)	2.20			96,268
Forfeited	(45,000)	2.20

Outstanding, December 31, 2015	2,595,065	2.20	5.00	6.21	84,911

Vested and expected to vest at December 31, 2015	2,579,525	2.20	4.95	6.20	84,402

Exercisable as of December 31, 2015	1,669,765	2.20	3.55	5.84	54,635

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2015 was as follows:

	Number of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2015	795,000	27.87
Granted	1,340,554	34.70
Vested	(224,235)	26.23
Forfeited	(167,750)	36.12

Outstanding, December 31, 2015	1,743,569	32.54

Expected to vest, December 31, 2015	1,697,350	32.48

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2013	2014
Fair value of ordinary share	US$4.58-US$11.64	US$36.62
Risk-free interest rates	2.07%-2.60%	2.909%
Expected exercise multiple	2.2	2.2
Expected volatility	53.70%-55.49%	53.5%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted	US$3.03-US$9.69	US$34.52-US$34.59

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the year ended December 31, 2013, 2014 and 2015 is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Cost of revenues	6,534	8,048	6,939	1,071
Sales and marketing expenses	4,375	14,644	36,584	5,648
General and administrative expenses	11,738	20,557	40,142	6,197
Product development expenses	2,961	13,417	24,280	3,748

	25,608	56,666	107,945	16,664

Employees and Directors [Member]
Summary of Company's Employee Share Option Activity

The following table summarizes the options granted to employees and directors during the years ended December 31, 2013, 2014 and 2015.

Grant Date	Contractual Terms	Number of Awards	Exercise Price (US$)	Vesting Schedule
May 27, 2013	10 years	560,000	2.20	(a)
October 22, 2013	10 years	78,000	2.20	(a)
October 22, 2013	10 years	150,000	2.20	(b)
January 16, 2014	10 years	57,600	2.20	(c)
January 16, 2014	10 years	120,000	2.20	(d)

As of December 31, 2015, share-based awards to purchase 4,338,634 Class A ordinary shares were outstanding and share-based awards to purchase 1,361,133 Class A ordinary shares were available for future grant under the 2011 Plan and 2013 Plan, respectively.

(a)	25% of the awards have vested on each of January 1, 2014 and 2015 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2017.
(b)	25% of the awards have vested on each of July 1, 2014 and 2015 and the remainder of the awards will vest on an annual basis each July 1, thereafter, until July 1, 2017.
(c)	25% of the awards have vested on each of January 16, 2014 and 2015 and the remainder of the awards will vest on an annual basis each January 16, thereafter, until January 16, 2017.
(d)	25% of the awards have vested on January 1, 2015 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2018.

Employees [Member]
Schedule of Restricted Shares Activity

The following table summarizes the restricted shares granted till December 31, 2015.

Grant Date	Vesting Schedule	Number of Awards	Fair Value per Share at the Grant date (US$)
November 4, 2013	(a)	400,000	12.38
May 8, 2014	(b)	100,000	29.00
October 9, 2014	(c)	406,000	39.35
December 9, 2014	(d)	1,063	36.71
January 23, 2015	(e)	781,000	35.00
April 1, 2015	(f)	68,000	44.03
April 30, 2015	(g)	7,054	51.04
August 19, 2015	(h)	248,500	31.49
October 1, 2015	(i)	136,000	32.32
October 30, 2015	(j)	100,000	36.14

(a)	25% of the awards vested on each of September 29, 2014 and 2015 and the remainder of the awards will vest on an annual basis each September 29, thereafter, until September 29, 2017.
(b)	25% of the awards having vested on various dates ranging from March 14, 2015 to May 13, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
(c)	25% of the awards having vested on various dates ranging from January 1, 2015 to October 1, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
(d)	The restricted shares granted on December 9, 2014 were fully vested on the grant date.
(e)	25% of the awards having vested on January 1, 2016, and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2019.
(f)	25% of the awards vesting on April 1, 2016, and the remainder of the awards vesting on an annual basis each April 1, thereafter, until April 1, 2019.
(g)	25% of the awards vesting on various dates ranging from December 8, 2015 to January 11, 2016 and the remainder of the awards vesting on an annual basis thereafter.
(h)	25% of the awards vesting on July 1, 2016, and the remainder of the awards vesting on an annual basis each July 1, thereafter, until July 1, 2019
(i)	25% of the awards vesting on dates of January 1, 2016 and October 1, 2016, and the remainder of the awards vesting on an annual basis thereafter, until 2019.
(j)	25% of the awards vesting on January 1, 2016, and the remainder of the awards vesting on an annual basis thereafter, until 2019.